Financial risk management - Narrative (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) customer bank	Dec. 31, 2022 USD ($) customer bank	Dec. 31, 2021 USD ($)	Dec. 31, 2023 BRL (R$)	Apr. 30, 2022 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of major customers [line items]
Proportion of sales designated for hedging activities (as a percent)	4.00%	4.00%
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	$ (7,319)	$ (15,621)	$ (10,565)
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	49,737	41,371	54,650
Cash and cash equivalents	$ 339,781	$ 230,653	199,766			$ 336,282
Number of major banks | bank	5	5
Gearing ratio	42.00%	46.00%		42.00%
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	40.00%			40.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%			60.00%
Forward contract
Disclosure of major customers [line items]
Nominal amount	$ 73,500	$ 89,900	$ 75,900
Brazilian Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)	6.80%			6.80%
Brazilian Subsidiaries | Fixed interest rate | Top of range
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)	13.23%			13.23%
Itaú BBA (NCR) | Brazilian Subsidiaries
Disclosure of major customers [line items]
Nominal amount | R$				R$ 40.0
Interest rate on borrowings (as a percent)		1.48%			13.23%
Itaú BBA (NCR) | Brazilian Subsidiaries | Floating interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)					1.29%
Currency Risk, US Dollar Against Brazil Real
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	10.00%	10.00%
Currency Risk, US Dollar Against Argentine Peso
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	25.00%	25.00%
Credit risk
Disclosure of major customers [line items]
Number of major banks | bank	2
Proportion of total cash deposited in major banks (as a percent)	80.00%	86.00%
Credit risk | Crops
Disclosure of major customers [line items]
Proportion of sales (as a percent)	73.00%	71.00%
Number of well-known customers | customer	30	34
Credit risk | Rice
Disclosure of major customers [line items]
Proportion of sales (as a percent)	79.00%	74.00%
Number of well-known customers | customer	90	79
Credit risk | Ethanol
Disclosure of major customers [line items]
Proportion of sales (as a percent)	100.00%	100.00%
Number of well-known customers | customer	122	66
Credit risk | Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	79.00%	100.00%
Number of well-known customers | customer	154	158
Credit risk | Energy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	100.00%	94.00%
Number of well-known customers | customer	73	59
Credit risk | Dairy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	54.00%	62.00%
Number of well-known customers | customer	59	53
Interest rate risk | Floating interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)						1.85%
Interest rate risk | Fixed interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)						4.24%
Interest rate risk | Itau BBA FINAME Loan Due March 2024
Disclosure of major customers [line items]
Nominal amount | R$					R$ 20.0
Interest rate risk | Itau BBA FINAME Loan
Disclosure of major customers [line items]
Nominal amount						$ 400,000
Currency risk | Argentine Peso | Swap contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 4,200	$ (2,200)
Currency risk | Brazilian Reais | Forward contract
Disclosure of major customers [line items]
Nominal amount	3,000
Currency risk | Euro Member Countries, Euro | Forward contract
Disclosure of major customers [line items]
Nominal amount	$ 800